Employee Benefits - Fair Values of Postretirement Plan Assets by Asset Category (Details) - Postretirement Benefit Plan - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 44	$ 41	$ 40
Fair Value, Inputs, Level 1, 2 and 3 | Equity — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	30	26
Fair Value, Inputs, Level 1, 2 and 3 | Equity — International
Defined Benefit Plan Disclosure [Line Items]
Plan assets	5	6
Fair Value, Inputs, Level 1, 2 and 3 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	8	8
Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets	43	40
Level 1 | Equity — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	30	26
Level 1 | Equity — International
Defined Benefit Plan Disclosure [Line Items]
Plan assets	5	6
Level 1 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	8	8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 2 | Equity — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 2 | Equity — International
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 2 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Equity — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Equity — International
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Measured at NAV | Other assets (measured at NAV)
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 1	$ 1